Accounts Receivable (Schedule of Allowance for Doubtful Accounts Roll Forward) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 0	$ 0	$ 0	$ (100)	$ (100)	$ (1)	$ (3)
Anchen opening balance				0		(100)
Additions – charge to expense			0	85	(4)	0	(5)
Adjustments and/or deductions			0	15	15	1	7
Balance at end of period	$ 0	$ 0	$ 0	$ 0	$ (89)	$ (100)	$ (1)